The provision for income taxes for continuing operations varied from the federal statutory tax rate as follows: (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at U.S. statutory rate	21.00%		21.00%	21.00%
State income taxes, net of federal benefit			(0.80%)	26.20%
Foreign income taxes, net of foreign tax credits	(0.50%)		(11.30%)	98.90%
Other nondeductible items			(3.30%)	(2.10%)
Effect of increase in uncertain tax positions				17.20%
Change in valuation allowance			(8.70%)	(181.70%)
Other			2.00%	14.00%
Effective tax rate	0.00%	0.20%	(1.10%)	(6.50%)